Note 14 - Commitments and Contingencies (Details Textual)	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) ft²	May 04, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Jul. 31, 2009 USD ($)
Operating Leases, Rent Expense, Net		$ 87,000	$ 180,000		$ 224,000
Maryland [Member]
Letters of Credit Outstanding, Amount						$ 50,000
Office and Warehouse Facilities in Gaithersburg, Maryland Leases [Member]
Operating Leases of Lessee, Number of Operating Leases	2			2
Operating Leases, Monthly Rent Expense	$ 18,000
Operating Leases, Area | ft²	12,000			12,000
Office and Warehouse Facilities in Gaithersburg, Maryland, Lease 1 [Member]
Operating Leases, Monthly Rent Expense				$ 14,000
Office and Warehouse Facilities in Gaithersburg, Maryland, Lease 2 [Member]
Operating Leases, Monthly Rent Expense				4,000
Commercial Operation Facility in Nashville, Tennessee [Member]
Operating Leases, Monthly Rent Expense	$ 4,000			$ 4,000
Operating Leases, Area | ft²	2,100			2,100
Facility in Durham, North Carolina [Member]
Operating Leases of Lessee, Number of Operating Leases				1
Operating Leases, Monthly Rent Expense	$ 22,000			$ 21,000
Operating Leases, Area | ft²	16,300			16,300
Sublease of Facility in Durham, North Carolina [Member]
Operating Leases, Sublease Rental Monthly Payments	$ 14,000			$ 14,000